Offerings - Offering: 1	Sep. 13, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.411 % Fixed Rate Reset Subordinated Notes due 2039
Amount Registered	1,100,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,100,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 162,360
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,100,000,000.